Note 14 - Capital Risk Management (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Dividends paid, ordinary shares	$ 0
Working capital	29,233
Total non-current portion of non-current borrowings	0
Gross loan commitments	$ 40,000